OTHER RECEIVABLES AND PREPAYMENT (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2010 CNY (¥) agreement entity	Sep. 30, 2010 USD ($) agreement entity	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 19, 2017 CNY (¥)	Sep. 19, 2017 USD ($)
OTHER RECEIVABLES AND PREPAYMENT
Number of loan agreements | agreement	2	2
Loan advances	¥ 10.5	$ 1,520
Terms of loans	1 year	1 year
Number of other parties sued | entity	2	2
Final judgment, amount awarded from other party	¥ 10.5
Final judgment amount, interest percentage multiplier	4	4
Other receivables	¥ 10.5		¥ 4.4	$ 600	¥ 4.4	$ 620
Raozhou Dianli Ltd
OTHER RECEIVABLES AND PREPAYMENT
Loan advances	9.0
Fair value of real estate assets used as collateral							¥ 143.1	$ 21,500
Xianjin Cao
OTHER RECEIVABLES AND PREPAYMENT
Loan advances	¥ 1.5